NON-CONTROLLING INTERESTS	12 Months Ended
Dec. 31, 2018
NON-CONTROLLING INTERESTS
NON-CONTROLLING INTERESTS

23.    Non-controlling interests

Accounting policy

Non-controlling interests

The Group recognises any non-controlling interest in an acquiree either at fair value or at the non-controlling interest’s proportionate share of the acquiree’s net assets on an acquisition by acquisition basis. Subsequently, the carrying amount of non-controlling interest is the amount of the interest at initial recognition plus the non-controlling interest’s subsequent share of changes in equity.

Transactions with non-controlling interests

The Group treats transactions with non-controlling interests as transactions with equity owners of the Group. For purchases from non-controlling interests, the difference between any consideration paid and the relevant share acquired of the carrying value of net assets of the subsidiary is recorded in equity. Gains or losses on disposals to non-controlling interests where control is not lost are also recorded in equity. Where control is lost over a subsidiary, the gains or losses are recognised in profit or loss.

The Group’s non-controlling interests relates to the following subsidiaries:

Figures in million - SA rand	Note	2018	2017	2016
Non-controlling interest of DRDGOLD	13.1	913.2	-	-
Non-controlling interest of Platinum Mile		18.4	15.7	14.3
Non-controlling interests of GTSM		4.4	4.1	3.4
Total non-controlling interests		936.0	19.8	17.7